--------------------------------------------------------------------------------
                                                                October 31, 1999
--------------------------------------------------------------------------------

Farmers
Mutual Fund
Portfolios

Semiannual Report

                                             Includes reports for:

                                             Income Portfolio
                                             Income with Growth Portfolio
                                             Balanced Portfolio
                                             Growth with Income Portfolio
                                             Growth Portfolio

Offering a broad range of investment opportunities by investing in a select mix of established mutual funds.

                                                              [LOGO] FARMERS(R)
                                                              FINANCIAL SERVICES

Farmers Mutual Fund Portfolios

Date of Portfolios' Inception: 3/9/99

Income Portfolio                   Total Net Assets as of 10/31/99: $151,562
Income with Growth Portfolio       Total Net Assets as of 10/31/99: $377,136
Balanced Portfolio                 Total Net Assets as of 10/31/99: $545,830
Growth with Income Portfolio       Total Net Assets as of 10/31/99: $351,787
Growth Portfolio                   Total Net Assets as of 10/31/99: $842,550

o Over the last six months, continued strength in the U.S. economy has put investors on the lookout for signs of inflation, and has prompted the Federal Reserve to raise interest rates twice. Although short-term bonds and large company growth stocks outperformed over the period, the environment was generally unfavorable for financial assets.

o Across all of the Portfolios, management employs a steady strategy that emphasizes risk control and asset allocation. Adjustments that are made to the Portfolio allocations are usually indicative of shifts in management's long-term outlook.

Table of Contents

Letter from the President ..................................................   4

Portfolio Management Discussion ............................................   5

Glossary of Investment Terms ...............................................  29

Farmers Income Portfolio

Portfolio Highlights .......................................................   9

Performance Update .........................................................  10

Portfolio Summary ..........................................................  12

Investment Portfolio .......................................................  31

Financial Highlights .......................................................  46

Farmers Income with Growth Portfolio

Portfolio Highlights .......................................................  13

Performance Update .........................................................  14

Portfolio Summary ..........................................................  16

Investment Portfolio .......................................................  32

Financial Highlights .......................................................  48

Farmers Balanced Portfolio

Portfolio Highlights .......................................................  17

Performance Update .........................................................  18

Portfolio Summary ..........................................................  20

Investment Portfolio .......................................................  33

Financial Highlights .......................................................  50

Farmers Growth with Income Portfolio

Portfolio Highlights .......................................................  21

Performance Update .........................................................  22

Portfolio Summary ..........................................................  24

Investment Portfolio .......................................................  34

Financial Highlights .......................................................  52

Farmers Growth Portfolio

Portfolio Highlights .......................................................  25

Performance Update .........................................................  26

Portfolio Summary ..........................................................  28

Investment Portfolio .......................................................  35

Financial Highlights .......................................................  54

All Portfolios

Financial Statements .......................................................  36

Notes to Financial Statements ..............................................  56

Officers and Trustees ......................................................  59

Letter from the President

[PHOTO]

Paul Secord
President,
Farmers Investment Trust

Dear Shareholders,

We are pleased to present the semi-annual report for the Farmers Mutual Fund Portfolios, a key ingredient in the Financial Solutions Program offered by Farmers, Scudder Kemper Investments, Inc., and Investors Brokerage Services, Inc. The Program was created to help you navigate the potentially challenging task of investing in mutual funds. Everyone faces evolving situations, changing goals, and tough decisions, and with thousands of mutual funds to choose from, the process of building a portfolio can be very confusing. What's more, it's hard to stay on top of your investments if you have neither the time nor the expertise to research, monitor, and adjust your portfolio.

That's why the Farmers Portfolios were created. Farmers can help you make many of these important decisions with a group of mutual fund portfolios that were created exclusively for people like you. Partnering with Scudder Kemper Investments, Inc., one of the world's leading investment management organizations, we offer five portfolios that invest in established stock, bond, and money market mutual funds from several top money management firms. By using a disciplined methodology to invest in a wide range of diversified funds, we strive to construct balanced portfolios that can provide strong risk-adjusted returns in both up and down markets. We believe that these portfolios will assist you in achieving your long-term investment goals, whether you are looking for steady income, growth of principal, or both.

Thank you for your investment in the Farmers Mutual Fund Portfolios. For more information on the recent market environment, please turn to the Portfolio Management Discussion with portfolio manager Shahram Tajbakhsh that begins on page 5. We have also provided a synopsis on each of the individual portfolios, explaining how our choice of investments has impacted performance over the last six months. If you have any questions about your investment, please contact your Farmers agent.

     Sincerely,

     /s/ Paul Secord

     Paul Secord
     President,
     Farmers Investment Trust

Portfolio Management Discussion

In the following interview, Shahram Tajbakhsh, portfolio manager of the Farmers Mutual Fund Portfolios, discusses the recent market environment and the Portfolios' current investment strategies.

Q: Over the six-month period ended October 31, 1999, the stock market has experienced very high levels of volatility. What factors have brought this about?

A: The unusually high volatility is indicative of a rapidly shifting market environment. Triple digit moves on the Dow Jones Industrial Average have become increasingly common as investors have struggled to balance the countervailing forces of strong corporate earnings and higher interest rates. The market's primary focus throughout this period was on the policy of the U.S. Federal Reserve, which seeks to maintain economic stability by raising or lowering short-term interest rates. Stronger growth prompted the Fed to raise rates by a quarter-point on two separate occasions, which had a negative impact on the performance of both stocks and bonds. Although a half-percent move is not particularly large by historical standards, investors remained skittish due to the expectation that the economy's continued strength would lead to additional increases.

The reason for the Fed's increased vigilance has been the fact that growth both here and abroad has exceeded expectations by a wide margin so far in 1999. In the United States, Gross Domestic Product continues to power ahead, the labor markets are extremely tight, and consumer spending has been roaring. Rising real estate values and the continued high level of stock prices have also fueled optimism among consumers. Overseas, the recoveries of the economies of Europe and Asia have sparked concerns that a possible increase in global demand would create price pressures. The weakening of the dollar and the surge in oil prices are also viewed as potential drivers of inflation. As a result, the markets have become increasingly sensitive to economic developments and investors are scrambling to find new evidence that shows whether the upturn in growth is a sustainable trend, or merely a short-term anomaly.

On a more positive note, fears of higher interest rates have been balanced by strong corporate earnings growth, which has helped prop up the market even when interest rate fears have been at their peak. Second quarter earnings came in at 10.7% above last year's level -- their first double-digit rise since 1997 -- due in part to the explosive earnings growth in the technology sector.

While an official number for third quarter earnings is as yet unavailable, we expect that earnings growth for the companies in the S&P 500 will exceed 20%, and analysts are projecting that the fourth quarter will bring a gain of 18%. We believe the positive earnings outlook is one of the primary reasons that the stock market has been able to bounce back from even its steepest declines during the period.

Q: A narrow group of large-cap stocks once again outperformed all other sectors of the domestic market. Why is this?

A: When the markets appear vulnerable to unfavorable economic developments, as they have in the last six months, investors tend to gravitate to companies that have demonstrated the ability to deliver earnings growth on a consistent basis. Value stocks and smaller companies, whose outlooks often tend to be more uncertain, generally suffer in such an environment. Growth stocks, on the other hand, are often viewed as a "safe haven" since their earnings are often perceived to be less affected by external factors.

This year has therefore been very inhospitable to any investment style that didn't focus solely on large-cap growth stocks. While value stocks and smaller companies performed well during April and May -- at which time investors were encouraged by a resurgence in global growth -- the market grew nervous during the summer when it became apparent that growth was strong enough to raise the specter of higher interest rates. The focus on large growth stocks grew even more narrow than it was in the wake of last year's crisis, as technology stocks powered ahead to the virtual exclusion of all of other sectors. Incredibly, the entire year-to-date return of the S&P 500 through September 30 was accounted for by only eleven of its component stocks. While this divergence has been underpinned to some degree by the strong earnings and high returns on equity of large-cap growth stocks, the valuation disparity between growth and value, as well as between large caps and small caps, has climbed to record levels. Consequently, we intend to keep the portfolios widely diversified in order to capture the opportunities that exist outside of the large-cap growth area. We believe that this diversification will be more, not less, important to maintaining long-term investment results going forward.

Q:   How have bonds performed in this environment?

A: Bonds fared poorly throughout the period in a slump that has extended across all sectors. Bonds generally thrive in an environment where growth is slow, or even negative, since such a scenario is thought to reduce the probability of inflation and, by extension, higher interest rates. Coming into the year, concerns over a possible global recession had driven bond yields to historical lows (as their prices rose). Bond yields began to creep upward again as the recession scenario grew more remote throughout the first quarter, then accelerated through the spring as investors began to price in the Fed's interest rate hikes. The yield on the bellwether 30-year Treasury bond rose to a high of 6.39% on October 26 before closing the period at 6.16%, well above its 5.66% level of April 30, 1999. Corporate issues also posted poor performance, as supply and demand factors drove down prices in all non-Treasury sectors. In an environment where global fixed income supply is expected to top $5 trillion for the second straight year, concerns over heavy corporate issuance ahead of the Year 2000 deadline kept many investors away from the corporate sector. Mortgage-backed securities also experienced weakness, but generally weathered the difficult period better than other classes of fixed income securities.

Q: As a group, the underlying funds in the Farmers Portfolios have exposure to both large and small company stocks, as well as the growth and value styles. They also hold both corporate and government bonds. What selection process do you use to achieve this high level of diversification?

A: Our primary goal is to deliver stronger returns than our benchmark indices, while maintaining lower levels of risk. In order to achieve this objective, we have diversified the Portfolios among a select group of well-established funds that offer strong track records, style consistency, and above-average long-term performance. To determine what percentage of total Portfolio assets we will invest in each fund, we use a computer model that calculates the optimal combination of investments. The purpose of this model is to minimize risk by determining how the funds the Portfolios hold have performed in relation to one another in a variety of market conditions. If, for example, two funds exhibit different performance characteristics under similar conditions, we may be able to lower the overall volatility of the Portfolio by investing a portion of assets in each one.

We continually review our models to ensure that it is helping us to meet our investment objectives. Since the Portfolios' asset allocations are designed to be long-term in nature, we intend to make changes only on a quarterly basis, and any changes we do make are likely to be incremental. We feel that this approach is well-suited to meeting the needs of investors who are seeking diversification and professional risk management over a long-term time horizon.

Q: What would you tell investors who have become unsettled by the recent market volatility?

A: We understand that in a rapidly shifting market environment such as the one we are now experiencing, it can be difficult to stay focused on your investment objectives. Even those who have established a specific time horizon for their investments may become rattled when an unfavorable economic report sends the markets into an unexpected swoon. However, we believe that the events of the past year, which include rapid shifts in market leadership among sectors, asset classes, and geographic areas, substantiates the value of a strategy that emphasizes diversification and a long-term point of view. For evidence, consider the historical returns of the stock market: through September 30, domestic equities had averaged gains of 11.3% per year since 1926, and 20.1% since July of 1982. Throughout both of these time periods, stocks have experienced sharp dips due to war, recession, inflation, and a litany of other difficulties, but the long-term numbers demonstrate the value of holding on when volatility strikes. Although past performance is not an indication of future results, we urge investors to keep this in mind at the times when the market falls for several weeks or longer. Believing that a diversified, long-term strategy will benefit shareholders over time, we intend to maintain a consistent approach to managing the Farmer's Portfolios, and we encourage shareholders to do the same with their own investments.

Portfolio Highlights

Farmers Income Portfolio

In managing the Income Portfolio, we seek to provide a high level of current income by dividing the Portfolio's assets among five funds that invest in a variety of sectors of the bond market. Since each individual sector tends to react differently to changes in the broader economic environment, the rise in one sector may offset the loss in another, thereby reducing overall portfolio risk. In the most recent reporting period, this strategy produced a return below that of the benchmark. For the six months ended October 31, 1999, the Income Portfolio -- Class A Shares posted a return of -2.41% versus a -0.16% return for the benchmark.

The Portfolio's holdings in lower-risk funds that invest in government bonds, mortgage-backed securities, and higher quality corporates generally performed better than those that focus on international bonds and high yield issues. Performance was boosted by the Portfolio's position in Pimco Low Duration Fund, where it held 5% of total assets. In a period where interest rates were rising, low duration assets (in other words, those with a low degree of interest rate sensitivity) provided a degree of shelter.

The Portfolio's significant position in international bonds proved to be a negative. In many of the developed markets overseas, most notably France, Germany, and Japan, a long period of stagnation is giving away to more rapid growth. As a result, interest rates have risen and foreign bond markets have performed poorly. While in this case our decision to diversify overseas was detrimental to returns, we believe that international investments remain a key component of a diversified portfolio. Over the long term, the factors that affect the overseas economies can often be very different than those that are at work in the United States.

Our position in the high yield sector, which has been under pressure in an environment of rising interest rates, was also a source of weakness. However, we believe that the long-term return potential of high yield bonds is significant, and is worth the added risk.

Going forward, we will continue to employ a strategy that emphasizes diversification and gives careful attention to the importance of prudent portfolio construction. We believe that over time, such an approach will result in both high current income and overall portfolio stability.

Performance Update

Farmers Income Portfolio

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------


THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE.

LINE CHART DATA:

                   Farmers Income
                Portfolio - Class A          Lehman Brothers
               (Adjusted for Maximum         Aggregate Bond
                  Sales Charge)                   Index*

                      9500                        10000
       4/99           9594                        10032
       5/99           9469                         9944
       6/99           9406                         9912
       7/99           9374                         9869
       8/99           9318                         9864
       9/99           9356                         9979
      10/99           9363                        10016


--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                              Growth of          Total Return
Period ended 10/31/1999        $10,000            Cumulative
--------------------------------------------------------------------------------
Farmers Income Portfolio -- Class A (Adjusted for Maximum Sales Charge)
--------------------------------------------------------------------------------
Life of Fund                  $  9,435               -5.65%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index*
--------------------------------------------------------------------------------
Life of Fund                  $ 10,016                 .16%
--------------------------------------------------------------------------------

See Notes to the Performance Update.

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------
THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE.

LINE CHART DATA:

                    Farmers Income
                 Portfolio - Class B
                (Adjusted for Maximum        Lehman Brothers
                 Contingent Deferred          Aggregate Bond
                    Sales Charge)                 Index*


      3/99**           9500                       10000
      4/99             9594                       10032
      5/99             9469                        9944
      6/99             9406                        9912
      9/99             9374                        9869
      8/99             9318                        9864
      9/99             9356                        9979
     10/99             9363                       10016

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                              Growth of          Total Return
Period ended 10/31/1999        $10,000            Cumulative
--------------------------------------------------------------------------------
Farmers Income Portfolio -- Class B (Adjusted for Maximum Contingent Deferred Sales Charge)
--------------------------------------------------------------------------------
Life of Fund                  $  9,500               -5.00%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index*
--------------------------------------------------------------------------------
Life of Fund                  $ 10,016                 .16%
--------------------------------------------------------------------------------

Notes to the Performance Update:

* The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

** The Portfolio commenced operations on March 9, 1999. Index comparisons begin March 31, 1999.

      Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Performance is adjusted for the maximum sales charge for Class A Shares (5.00%) and the contingent deferred sales charge in effect at the end of the period for Class B Shares (4%). Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the adviser to this Portfolio and the advisers of some of the Underlying Funds had not maintained some of the expenses, the total return for the Portfolio would have been lower.

Portfolio Summary

Farmers Income Portfolio

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

Money Market            5%                            Management seeks to remain
Fixed Income           95%                          fully invested in bond funds
                      ----                               and money market funds.
                      100%
                      ====

--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------

Money Market                          0-20%              Asset class allocations
Fixed Income                        80-100%            are derived from the risk
                                                       profile of the Portfolio;
                                                      changes are expected to be
                                                          modest and infrequent.

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------

Scudder Income Fund                              25%     The Portfolio's current
PIMCO Foreign Bond Fund --                              weightings are unchanged
   Institutional Shares                          25%        from April 30, 1999.
Kemper High Yield Fund -- Class I                25%
Kemper U.S. Government Securities Fund --
   Class I                                       15%
PIMCO Low Duration Fund --
   Institutional Shares                           5%
Zurich Money Market Fund                          5%
                                                ----
                                                100%
                                                ====

Portfolio Highlights

Farmers Income with Growth Portfolio

In managing the Income with Growth Portfolio, we strive to provide higher returns than our unmanaged benchmark, which is comprised of the Lehman Brothers Aggregate Bond Index (70%), and the S&P 500 Index (30%). At the same time, we also look to achieve a lower level of risk through extensive diversification among five fixed income funds and two equity funds, each of which focuses on a specific sector of the financial markets. Over time, each of the individual sectors represented in these funds tends to respond differently to changes in the broader economic environment, meaning that strength in certain asset classes will often offset the weakness in others. For the six months ended October 31, 1999, the Income with Growth Portfolio -- Class A shares rose 1.59%, beating the 0.80% return of its benchmark.

We made no changes to the Portfolio's asset allocation during the period. However, our weightings in certain sectors did change somewhat due to market movements. As of October 31, our position in equities had increased to 33% of total assets (from 27%) and our fixed income holdings had slipped to 66% of assets from 73%.

Performance was helped by the Portfolio's substantial position in Janus Twenty Fund, which focuses on the types of large-cap growth stocks that have outperformed in 1999. Portfolio returns were also helped by our position in PIMCO Low Duration Fund, in which 25% of the Portfolio's total assets were held. In a period where interest rates were rising, exposure to low duration assets (those with a low degree of interest rate sensitivity) provided a boost to performance.

On the negative side, our position in international bonds dampened returns. In many of the developed markets overseas, an improved economic backdrop has prompted central banks to raise interest rates, which in turn has caused bond prices to tumble. While our diversification into the foreign bond markets hurt performance in this period, we believe that international investments remain a key component of a diversified portfolio. Performance was also hampered by the poor showing of value stocks, which are represented in the Portfolio through its position in Scudder Growth and Income Fund. Similar to our views regarding foreign bonds, we believe that value stocks will ultimately come back into favor, and we intend for the Portfolio to hold on to its position in this sector.

Performance Update

--------------------------------------------------------------------------------
Farmers Income with Growth Portfolio
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE.

LINE CHART DATA:


                                                              Lehman Brothers
                    Farmers Income                            Aggregate Bond
                     with Growth                                 Index (70%),
                 Portfolio - Class A     Lehman Brothers     S&P 500 Composite
                (Adjusted for Maximum    Aggregate Bond         Price Stock
                    Sales Charge)            Index*             Index (30%)*

    3/99**              9475                 10000                10000
    4/99                9521                 10032                10138
    5/99                9328                  9944                10004
    6/99                9382                  9912                10148
    7/99                9304                  9869                10022
    8/99                9320                  9864                10004
    9/99                9413                  9979                10003
   10/99                9665                 10016                10220

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                             Growth of            Total Return
Period ended 10/31/1999       $10,000              Cumulative
--------------------------------------------------------------------------------
Farmers Income with Growth Portfolio -- Class A (Adjusted for Maximum Sales Charge)
--------------------------------------------------------------------------------
Life of Fund                  $ 9,886                -1.14%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (70%), S&P 500 Composite Price Stock Index (30%)*
--------------------------------------------------------------------------------
Life of Fund                  $10,220                 2.20%
--------------------------------------------------------------------------------
See Notes to the Performance Update.

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE.

LINE CHART DATA:


                  Farmers Income                             Lehman Brothers
                    with Growth                              Aggregate Bond
                 Portfolio - Class B                           Index (70%),
               (Adjusted for Maximum    Lehman Brothers     S&P 500 Composite
                Contingent Deferred     Aggregate Bond         Price Stock
                  Sales Charge)             Index*             Index (30%)*

3/99**                 10000                10000                 10000
4/99                   10049                10032                 10138
5/99                    9829                 9944                 10004
6/99                    9886                 9912                 10148
7/99                    9795                 9869                 10022
8/99                    9804                 9864                 10004
9/99                    9906                 9979                 10003
10/99                   9763                10016                 10220

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                             Growth of            Total Return
Period ended 10/31/1999       $10,000              Cumulative
--------------------------------------------------------------------------------
Farmers Income with Growth Portfolio -- Class B (Adjusted for Maximum Contingent Deferred Sales Charge)
--------------------------------------------------------------------------------
Life of Fund                  $ 9,983                -.17%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (70%), S&P 500 Composite Price Stock Index (30%)*
--------------------------------------------------------------------------------
Life of Fund                  $10,220                2.20%
--------------------------------------------------------------------------------
Notes to the Performance Update:

* The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks which is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

** The Portfolio commenced operations on March 9, 1999. Index comparisons begin March 31, 1999.

      Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Performance is adjusted for the maximum sales charge for Class A Shares (5.25%) and the contingent deferred sales charge in effect at the end of the period for Class B Shares (4%). Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the adviser to this Portfolio and the advisers of some of the Underlying Funds had not maintained some of the expenses, the total return for the Portfolio would have been lower.

Portfolio Summary

Farmers Income with Growth Portfolio

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

Money Market                1%                         The Portfolio's weighting
Fixed Income               66%                               in equity funds has
Equity                     33%                         increased from 27% of net
                          ----                         assets on April 30, 1999.
                          100%
                          ====

--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------

Money Market                               0-15%         Asset class allocations
Fixed Income                              60-80%       are derived from the risk
Equity                                    20-40%       profile of the Portfolio;
                                                         changes are expected to
                                                       be modest and infrequent.

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------

PIMCO Low Duration Fund --                                 Holdings in PIMCO Low
   Institutional Shares                      24%         Duration Fund and Janus
PIMCO Foreign Bond Fund --                                Twenty Fund provided a
   Institutional Shares                      24%              boost to Portfolio
Janus Twenty Fund                            23%                    performance.
Kemper U.S. Government Securities Fund --
   Class I                                   18%
Scudder Growth and Income Fund "S"           10%
Zurich Money Market Fund                      1%
                                            ----
                                            100%
                                            ====

Portfolio Highlights

Farmers Balanced Portfolio

The objective of the Balanced Portfolio is to provide a balance of current income and long-term growth of capital. We seek to achieve this goal by spreading the Portfolio's assets among several mutual funds that, as a group, invest in both stocks and bonds. While over the long term a strategy that emphasizes diversification and risk control is likely to produce strong risk-adjusted returns, the Portfolio underperformed in the most recent period. For the six months ended October 31, 1999, the Balanced Portfolio -- Class A Shares posted a total return of -0.86% versus 1.40% for the benchmark.

During the past six months, growth stocks have outperformed value stocks by a wide margin. This trend helped boost the performance of the Portfolio's holdings in Janus Twenty Fund, but it proved to be a negative for its holdings in value-oriented equity funds. Viewing this disparity as an opportunity, we took advantage of the weakness in value stocks by adding to the Portfolio's position in Scudder Growth and Income Fund. Going forward, we intend to hold a significant positions in both growth and value-oriented funds since the market's preference between the two tends to alternate over time.

The Portfolio's largest position among its fixed income holdings was Kemper U.S. Government Securities Fund, which held up well in a difficult environment. A new addition to the Portfolio is PIMCO Low Duration Fund, which we believe will provide the Portfolio with exposure to a sector that is likely to outperform when interest rates are rising. (The term "low duration" denotes a low level of interest rate sensitivity.)

On the downside, returns were dampened by the Portfolio's position in foreign bonds. In many of the developed markets overseas, a long period of stagnation is giving way to more rapid growth. As a result, interest rates have risen and foreign bond prices have weakened. While diversification into the overseas bond markets hindered performance over this brief six-month period, we believe that international investments will remain a key component of a diversified portfolio over the long term.

Given the long-term benefits of diversification, we urge investors to look past the Portfolio's short-term underperformance. Instead, we encourage its shareholders to focus on the advantages of an investment that can capitalize on both the growth potential of stocks and the steady income of bonds.

Performance Update

Farmers Balanced Portfolio

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE.

LINE CHART DATA:


                                                               Lehman Brothers
                                                               Aggregate Bond
         Farmers Balanced                                       Index (50%),
       Portfolio - Class A   Lehman Brothers     S&P 500          S&P 500
      (Adjusted for Maximum  Aggregate Bond  Composite Price   Composite Price
          Sales Charge)          Index*        Stock Index*   Stock Index (50%)*

 3/99*       9425                10000           10000              10000
 4/99        9562                10032           10387              10210
 5/99        9349                 9944           10142              10045
 6/99        9464                 9912           10706              10308
 7/99        9254                 9869           10371              10124
 8/99        9193                 9864           10320              10097
 9/99        9208                 9979           10037              10017
10/99        9481                10016           10672              10352

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                              Growth of          Total Return
Period ended 10/31/1999        $10,000            Cumulative
--------------------------------------------------------------------------------
Farmers Balanced Portfolio -- Class A (Adjusted for Maximum Sales Charge)
--------------------------------------------------------------------------------
Life of Fund                   $ 9,696              -3.04%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (50%), S&P 500 Composite Price Stock Index (50%)*
--------------------------------------------------------------------------------
Life of Fund                   $10,352               3.52%
--------------------------------------------------------------------------------
See Notes to the Performance Update.

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE.

LINE CHART DATA:

                                                               Lehman Brothers
          Farmers Balanced                                      Aggregate Bond
        Portfolio - Class B                                     Index (50%),
       (Adjusted for Maximum  Lehman Brothers     S&P 500          S&P 500
        Contingent Deferred   Aggregate Bond  Composite Price   Composite Price
          Sales Charge)          Index*        Stock Index*   Stock Index (50%)*

 3/99*        10000              10000            10000            10000
 4/99         10139              10032            10387            10210
 5/99          9861               9944            10142            10045
 6/99          9976               9912            10706            10308
 7/99          9746               9869            10371            10124
 8/99          9672               9864            10320            10097
 9/99          9680               9979            10037            10017
10/99          9969              10016            10672            10352

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                              Growth of           Total Return
Period ended 10/31/1999        $10,000             Cumulative
--------------------------------------------------------------------------------
Farmers Balanced Portfolio -- Class B (Adjusted for Maximum Contingent Deferred Sales Charge)
--------------------------------------------------------------------------------
Life of Fund                   $ 9,793               -2.07%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (50%), S&P 500 Composite Price Stock Index (50%)*
--------------------------------------------------------------------------------
Life of Fund                   $10,352                3.52%
--------------------------------------------------------------------------------
Notes to the Performance Update:

* The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks which is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

** The Portfolio commenced operations on March 9, 1999. Index comparisons begin March 31, 1999.

      Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Performance is adjusted for the maximum sales charge for Class A Shares (5.75%) and the contingent deferred sales charge in effect at the end of the period for Class B Shares (4%). If the adviser to this Portfolio and the advisers of some of the Underlying Funds had not maintained some of the expenses, the total return for the Portfolio would have been lower.

Portfolio Summary

Farmers Balanced Portfolio

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

Money Market                  1%                          The Portfolio's equity
Fixed Income                 47%                          exposure has increased
Equity                       52%                       from 46% of net assets on
                            ----                                 April 30, 1999.
                            100%
                            ====

--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------

Money Market                                0-10%        Asset class allocations
Fixed Income                               40-60%      are derived from the risk
Equity                                     40-60%      profile of the Portfolio;
                                                      changes are expected to be
                                                          modest and infrequent.

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------

Janus Twenty Fund                             27%          The Portfolio remains
Kemper U.S. Government Securities Fund --               widely diversified among
   Class I                                    23%        multiple asset classes.
PIMCO Foreign Bond Fund --
   Institutional Shares                       18%
Scudder Growth and Income Fund "S"            15%
Kemper-Dreman High Return Equity Fund--
   Class I                                    10%
Scudder Income Fund                            5%
Zurich Money Market Fund                       1%
PIMCO Low Duration Fund                        1%
                                             ----
                                             100%
                                             ====

Portfolio Highlights

Farmers Growth with Income Portfolio

In managing the Growth with Income Portfolio, we strive to produce higher returns and a lower level of risk than our benchmark index, which is a blend of the S&P 500 Index (70%) and the Lehman Brothers Aggregate Bond Index (30%). To accomplish this, we invested 70% of the Portfolio's total assets in three equity funds, (an increase from the 63% level of March 31, 1999) and placed 29% of assets in three bond funds, down from 36% at the end of March. While we believe that over the long term a strategy that emphasizes diversification is likely to produce favorable risk-adjusted returns, the Portfolio underperformed in the most recent reporting period. For the six months ended October 31, 1999, the Growth with Income Portfolio posted a total return of -2.45% versus the 1.96% return of its benchmark. Despite the Portfolio's short-term underperformance, we encourage investors to maintain a focus on the potential long-term benefits of diversification and professional asset management.

The primary reason for the recent underperformance was our large position in funds that employ the value style of investing. Although the market's preference between value and growth tends to move in cycles, growth stocks have outperformed by a wide margin in 1999. While this provided a positive backdrop for the Janus Twenty Fund -- in which we hold 25% of Portfolio assets -- it was detrimental to our larger weighting in value funds (which stood at 43% as of October 31). We used this downdraft as an opportunity to boost our holdings in Scudder Growth and Income Fund, which should better position the Portfolio for what we believe will be the inevitable shift in favor of value.

Among our fixed income holdings, the strongest performance came from PIMCO Low Duration Fund, a holding that we recently added to the Portfolio to provide balance at times when interest rates are on the rise. (The term "low duration" denotes a low level of interest rate sensitivity.) Kemper U.S. Government Securities Fund also provided ballast in a volatile environment, since government bonds generally outperformed riskier corporate issues. On the downside, performance was hurt by our position in foreign bonds, which were hurt by the revival of growth in Europe and Japan. Although the sector has not performed well over much of 1999, we continue to believe that it is an essential component of a diversified portfolio.

Performance Update

Farmers Growth with Income Portfolio

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE.

LINE CHART DATA:

                                                             S&P 500
                                                            Composite
                  Farmers                                  Stock Price
             Growth with Income         S&P 500           Index (70%),
             Portfolio - Class A       Composite         Lehman Brothers
             (Adjusted for Maximum    Stock Price        Aggregate Bond
                 Sales Charge)           Index*           Index (30%)*

       3/99**         9425               10000               10000
       4/99           9730               10387               10280
       5/99           9517               10142               10083
       6/99           9663               10706               10466
       7/99           9401               10371               10223
       8/99           9325               10320               10186
       9/99           9224               10037               10026
      10/99           9494               10672               10482

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                              Growth of          Total Return
Period ended 10/31/1999        $10,000            Cumulative
--------------------------------------------------------------------------------
Farmers Growth with Income Portfolio -- Class A (Adjusted for Maximum Sales Charge)
--------------------------------------------------------------------------------
Life of Fund                   $ 9,678              -3.22%
--------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index (70%), Lehman Brothers Aggregate Bond Index (30%)*
--------------------------------------------------------------------------------
Life of Fund                   $10,482               4.82%
--------------------------------------------------------------------------------
See Notes to the Performance Update.

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE.

LINE CHART DATA:

                                                              S&P 500
                    Farmers                                 Composite
               Growth with Income                          Stock Price
               Portfolio - Class B       S&P 500           Index (70%),
              (Adjusted for Maximum     Composite         Lehman Brothers
               Contingent Deferred     Stock Price        Aggregate Bond
                 Sales Charge)            Index*           Index (30%)*

       3/99**        10000                10000              10000
       4/99          10319                10387              10280
       5/99          10082                10142              10083
       6/99          10237                10706              10466
       7/99          9959                 10371              10223
       8/99          9861                 10320              10186
       9/99          9755                 10037              10026
      10/99          9632                 10672              10482

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                              Growth of          Total Return
Period ended 10/31/1999        $10,000            Cumulative
--------------------------------------------------------------------------------
Farmers Growth with Income Portfolio (Adjusted for Maximum Contingent Deferred Sales Charge)
--------------------------------------------------------------------------------
Life of Fund                   $ 9,825              -1.75%
--------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index (70%), Lehman Brothers Aggregate Bond Index (30%)*
--------------------------------------------------------------------------------
Life of Fund                   $10,482               4.82%
--------------------------------------------------------------------------------
Notes to the Performance Update:

* The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks which is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Brothers Aggregate Bond
      (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

** The Portfolio commenced operations on March 9, 1999. Index comparisons begin March 31, 1999.

      Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Performance is adjusted for the maximum sales charge for Class A Shares (5.75%) and the contingent deferred sales charge in effect at the end of the period for Class B Shares (4%). Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the adviser to this Portfolio and the advisers of some of the Underlying Funds had not maintained some of the expenses, the total return for the Portfolio would have been lower.

Portfolio Summary

Farmers Growth with Income Portfolio

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

Money Market               1%                            The Portfolio's current
Fixed Income              29%                           weighting in stock funds
Equity                    70%                         marks an increase from the
                         ----                          63% of net assets it held
                         100%                           in equities on April 30,
                         ====                                              1999.

--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------

Money Market                                0-10%        Asset class allocations
Fixed Income                               20-40%      are derived from the risk
Equity                                     60-80%      profile of the Portfolio;
                                                      changes are expected to be
                                                          modest and infrequent.

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------

Janus Twenty Fund                             27%      The strong performance of
Scudder Growth and Income Fund "S"            22%       Janus Twenty Fund helped
Kemper-Dreman High Return Equity Fund--                offset the weaker returns
   Class I                                    21%        posted by value stocks.
PIMCO Foreign Bond Fund --
   Institutional Shares                       17%
Kemper U.S. Government Securities Fund --
   Class I                                    11%
PIMCO Low Duration Fund --
   Institutional Shares                        1%
Zurich Money Market Fund                       1%
                                             ----
                                             100%
                                             ====

Portfolio Highlights

Farmers Growth Portfolio

In managing the Growth Portfolio, we seek to produce long-term growth of capital by dividing the Portfolio's assets among funds that employ different investment styles and invest in distinct sectors of the market. Over the six-month reporting period, the Portfolio maintained a steady exposure to large caps, small caps, and international stocks, as well as to both the growth and value investment styles. This strategy produced a performance that was roughly in line with the benchmark index. During the six months ended October 31, 1999, the Growth Portfolio posted a total return of -1.48% versus a gain of 2.75% for the S&P 500.

The top performing fund in the Portfolio was Janus Twenty Fund, which focuses on large company stocks with strong, consistent earnings growth. By placing a premium on quality over valuation, the fund was well-positioned to benefit from a market environment that favored the strongest growers. Performance was also helped by the Portfolio's small position in Scudder International Fund, which capitalized on the many positive trends taking place in the foreign markets: namely merger activity, stronger economic growth, and consolidation.

On the downside, the Portfolio held 59% of total assets in value-oriented funds that did not perform as well in this environment. More than any other group, value stocks were victimized by the high level of uncertainty in the global economy. When the markets appear vulnerable to unfavorable economic developments (such as inflation or recession), investors tend to gravitate toward the stocks that have demonstrated the ability to deliver consistent earnings growth quarter after quarter. Value stocks, which often tend to have more uncertain short-term outlooks, generally suffer in such an environment. Nevertheless, we believe that value stocks offer a highly attractive opportunity at their current levels, and we are confident that they will come back into favor in due course. We therefore intend to maintain the Portfolio's positions in the three value funds in which it is currently invested in order to take advantage of what we believe will be their inevitable upturn.

We feel that a broad allocation across a variety of sectors within the stock market is likely to produce competitive long-term total returns and at the same time minimize risk. In our view, this is a more important consideration than the Portfolio's short-term performance numbers.

Performance Update

Farmers Growth Portfolio

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE.

LINE CHART DATA:

                    Farmers Growth
                 Portfolio - Class A                 S&P 500
                (Adjusted for Maximum            Composite Price
                   Sales Charge)                   Stock Index*

   3/99**                9425                         10000
   4/99                  9905                         10387
   5/99                  9743                         10142
   6/99                 10129                         10706
   7/99                  9774                         10371
   8/99                  9587                         10320
   9/99                  9401                         10037
  10/99                  9758                         10672

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                              Growth of          Total Return
Period ended 10/31/1999        $10,000            Cumulative
--------------------------------------------------------------------------------
Farmers Growth Portfolio -- Class A (Adjusted for Maximum Sales Charge)
--------------------------------------------------------------------------------
Life of Fund                   $ 9,906               -.94%
--------------------------------------------------------------------------------
S&P 500 Composite Price Stock Index*
--------------------------------------------------------------------------------
Life of Fund                   $10,672               6.72%
--------------------------------------------------------------------------------

See Notes to the Performance Update.

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE.

LINE CHART DATA:

                    Farmers Growth
                  Portfolio - Class B
                (Adjusted for Maximum                S&P 500
                 Contingent Deferred             Composite Price
                   Sales Charge)                   Stock Index*

  3/99**                10000                         10000
  4/99                  10501                         10387
  5/99                  10320                         10142
  6/99                  10773                         10706
  7/99                  10337                         10371
  8/99                  10140                         10320
  9/99                   9934                         10037
 10/99                   9904                         10672

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                              Growth of          Total Return
Period ended 10/31/1999        $10,000            Cumulative
--------------------------------------------------------------------------------
Farmers Growth Portfolio -- Class B (Adjusted for Maximum Contingent Deferred Sales Charge)
--------------------------------------------------------------------------------
Life of Fund                   $10,058                .58%
--------------------------------------------------------------------------------
S&P 500 Composite Price Stock Index*
--------------------------------------------------------------------------------
Life of Fund                   $10,672               6.72%
--------------------------------------------------------------------------------

Notes to the Performance Update:

* The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks which is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

** The Portfolio commenced operations on March 9, 1999. Index comparisons begin March 31, 1999.

      Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Performance is adjusted for the maximum sales charge for Class A Shares (5.75%) and the contingent deferred sales charge in effect at the end of the period for Class B Shares (4%). Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the adviser to this Portfolio and the advisers of some of the Underlying Funds had not maintained some of the expenses, the total return for the Portfolio would have been lower.

Portfolio Summary

Farmers Growth Portfolio

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

[The following table was depicted as a pie chart in the printed material.]

Money Market             1%                           Consistent with a focus on
Equity                  99%                                  long-term growth of
                       ----                            capital, management seeks
                       100%                             to remain fully invested
                       ====                                           in stocks.

--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------

Money Market                                 0-5%        Asset class allocations
Equity                                    95-100%      are derived from the risk
                                                       profile of the Portfolio;
                                                      changes are expected to be
                                                          modest and infrequent.

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------

Janus Twenty Fund                             31%                The Portfolio's
Kemper-Dreman High Return Equity Fund --                growth-oriented holdings
   Class I                                    30%         provided the strongest
Scudder Growth and Income Fund "S"            29%       performance, while those
Scudder International Fund -- International           that utilize a value style
   Shares                                      5%         posted weaker returns.
Scudder Small Company Value Fund               4%
Zurich Money Market Fund                       1%
                                             ----
                                             100%
                                             ====

Glossary of Investment Terms

GROWTH FUND                  A fund that invests primarily in companies that
                             have displayed above average earnings growth and are expected to continue to increase profits faster than the overall market. Stocks of such companies usually trade at higher valuations and experience more price volatility than the market as a whole.

LEHMAN BROTHERS              The Lehman Brothers Aggregate Bond Index is a
AGGREGATE BOND               market value-weighted measure of Treasury Issues,
INDEX                        Agency Issues, corporate bond issues, and
                             mortgage-backed securities. The Index is commonly used as a performance benchmark for bond funds.

STANDARD &                   The Standard and Poor's Composite Price Stocks
POOR'S COMPOSITE             Index is a capitalization-weighted index of 500
PRICE STOCKS                 stocks. The Index is designed to measure the
INDEX                        performance of the broad domestic economy through
                             changes in the aggregate market value of 500 stocks representing all major industries. It is commonly used as a performance benchmark for stock funds.

VALUE FUND                   A fund that invests primarily in companies whose
                             stock prices do not fully reflect their intrinsic value, as indicated by price/earnings ratio, price/book value ratio, dividend yield, or some other valuation measure, relative to their industries or the market overall. Value stocks tend to display less price volatility and may carry higher dividend yields.

WEIGHTING                    Refers to the allocation of assets -- usually in
(OVER/UNDER)                 terms of sectors, industries, or countries --
                             within a portfolio relative to the portfolio's benchmark index or investment universe.

(Sources: Scudder Kemper Investments, Inc., Barron's Dictionary of Finance and Investment Terms)

                                   This Page
                                 intentionally
                                  left balnk.

Investment Portfolio as of October 31, 1999 (Unaudited)

Farmers Income Portfolio

                                                                        Market
                                                           Shares      Value ($)
--------------------------------------------------------------------------------

Money Market 4.9%
                                                                         -------
Zurich Money Market Fund (Cost $7,460) ................     7,460          7,460
                                                                         -------
Fixed Income 95.1%
--------------------------------------------------------------------------------
Kemper U.S. Government Securities Fund -- Class I .....     2,738         22,948
Kemper High Yield Fund -- Class I .....................     5,264         37,429
PIMCO Foreign Bond Fund -- Institutional Shares .......     3,738         37,867
PIMCO Low Duration Fund -- Institutional Shares .......       816          8,067
Scudder Income Fund ...................................     3,045         37,968

--------------------------------------------------------------------------------
Total Fixed Income (Cost $151,733)                                       144,279
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $159,193)(a)                    151,739
--------------------------------------------------------------------------------

      (a) The cost for federal income tax purposes was $159,193. At October 31, 1999, net unrealized depreciation for all securities based on tax cost was $7,454. This consisted of aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,454.

            During the six months ended October 31, 1999, purchases and sales of Underlying Funds' shares (excluding money market investments) aggregated $9,414 and $2,491, respectively.

    The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of October 31, 1999 (Unaudited)

Farmers Income with Growth Portfolio

                                                                        Market
                                                           Shares      Value ($)
--------------------------------------------------------------------------------

Money Market 1.0%
                                                                         -------
Zurich Money Market Fund (Cost $3,712) ................     3,712          3,712
                                                                         -------
Fixed Income 66.3%
--------------------------------------------------------------------------------

Kemper U.S. Government Securities Fund -- Class I .....     8,340         69,890
PIMCO Foreign Bond -- Institutional Shares ............     8,729         88,429
PIMCO Low Duration Fund -- Institutional Shares .......     9,199         90,977

--------------------------------------------------------------------------------
Total Fixed Income (Cost $249,419)                                       249,296
--------------------------------------------------------------------------------

Equity 32.7%
--------------------------------------------------------------------------------

Janus Twenty Fund .....................................     1,237         86,231
Scudder Growth & Income Fund "S" ......................     1,372         36,718

--------------------------------------------------------------------------------
Total Equity (Cost $113,478)                                             122,949
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $366,609)(a)                    375,957
--------------------------------------------------------------------------------

      (a) The cost for federal income tax purposes was $366,609. At October 31, 1999, net unrealized appreciation for all securities based on tax cost was $9,348. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $9,684 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $336.

            During the six months ended October 31, 1999, purchases and sales of Underlying Funds' shares (excluding money market investments) aggregated $395,493 and $137,054, respectively.

    The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of October 31, 1999 (Unaudited)

Farmers Balanced Portfolio

                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

Money Market 0.9%
                                                                         -------
Zurich Money Market Fund (Cost $5,147) ................     5,147          5,147
                                                                         -------
Fixed Income 47.2%
--------------------------------------------------------------------------------

Kemper U.S. Government Securities Fund -- Class I .....    15,276        128,016
PIMCO Foreign Bond Fund -- Institutional Shares .......     9,738         98,645
PIMCO Low Duration Fund -- Institutional Shares .......       456          4,509
Scudder Income Fund ...................................     2,124         26,484

--------------------------------------------------------------------------------
Total Fixed Income (Cost $259,890)                                       257,654
--------------------------------------------------------------------------------

Equity 51.9%
--------------------------------------------------------------------------------

Janus Twenty Fund .....................................     2,090        145,713
Kemper Dreman High Return Equity Fund -- Class I ......     1,785         54,576
Scudder Growth & Income Fund "S" ......................     3,090         82,686

--------------------------------------------------------------------------------
Total Equity (Cost $272,126)                                             282,975
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $537,163)(a)                    545,776
--------------------------------------------------------------------------------

      (a) The cost for federal income tax purposes was $537,163. At October 31, 1999, net unrealized appreciation for all securities based on tax cost was $8,613. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $17,946 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,333.

            During the six months ended October 31, 1999, purchases and sales of Underlying Funds' shares (excluding money market investments) aggregated $483,062 and $74,813, respectively.

    The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of October 31, 1999 (Unaudited)

Farmers Growth with Income Portfolio

                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

Money Market .5%
                                                                         -------
Zurich Money Market Fund (Cost $1,608) ................     1,608          1,608
                                                                         -------
Fixed Income 28.8%
--------------------------------------------------------------------------------

Kemper U.S. Government Securities Fund -- Class I .....     4,561         38,217
PIMCO Foreign Bond -- Institutional Shares ............     6,034         61,127
PIMCO Low Duration Fund -- Institutional Shares .......       203          2,007

--------------------------------------------------------------------------------
Total Fixed Income (Cost $103,449)                                       101,351
--------------------------------------------------------------------------------

Equity 70.7%
--------------------------------------------------------------------------------

Janus Twenty Fund .....................................     1,359         94,715
Kemper-Dreman High Return Equity Fund -- Class I ......     2,469         75,481
Scudder Growth & Income Fund "S" ......................     2,940         78,666

--------------------------------------------------------------------------------
Total Equity (Cost $244,123)                                             248,862
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $349,180)(a)                    351,821
--------------------------------------------------------------------------------

      (a) The cost for federal income tax purposes was $349,180. At October 31, 1999, net unrealized appreciation for all securities based on tax cost was $2,641. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,656 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,015.

            During the six months ended October 31, 1999, purchases and sales of Underlying Funds' shares (excluding money market investments) aggregated $245,413 and $233,704, respectively.

    The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of October 31, 1999 (Unaudited)

Farmers Growth Portfolio

                                                                        Market
                                                          Shares       Value ($)
--------------------------------------------------------------------------------

Money Market .9%
                                                                         -------
Zurich Money Market Fund (Cost $7,326) ................     7,326          7,326
                                                                         -------
Equity 99.1%
--------------------------------------------------------------------------------

Janus Twenty Fund .....................................     3,756        261,831
Kemper-Dreman High Return Equity Fund -- Class I ......     8,187        250,280
Scudder Growth & Income Fund ..........................     9,198        246,152
Scudder International Fund -- International Shares ....       709         41,414
Scudder Small Company Value Fund ......................     2,083         35,510

--------------------------------------------------------------------------------
Total Equity (Cost $836,664)                                             835,187
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $843,990)(a)                    842,513
--------------------------------------------------------------------------------

      (a) The cost for federal income tax purposes was $843,990. At October 31, 1999, net unrealized depreciation for all securities based on tax cost was $1,477. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $34,783 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $36,260.

            During the six months ended October 31, 1999, purchases and sales of Underlying Funds' shares (excluding money market investments) aggregated $801,710 and $103,878, respectively.

    The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities
as of October 31, 1999 (Unaudited)

                                                                     Income with
                                                          Income       Growth
Assets                                                   Portfolio    Portfolio
--------------------------------------------------------------------------------
       Investments, at market (for identified cost, see
         accompanying investment portfolios) ..........  $ 151,739   $ 375,957
       Income receivable ..............................          6           3
       Receivable for Portfolio shares sold ...........         --       1,637
                                                         ---------   ---------
       Total assets ...................................    151,745     377,597

Liabilities
--------------------------------------------------------------------------------
       Accrued management fee .........................        109         230
       Accrued distribution services fee ..............         38         172
       Accrued administrative services fee ............         36          59
                                                         ---------   ---------
       Total liabilities ..............................        183         461
       ------------------------------------------------  ---------   ---------
       Net assets, at market value                       $ 151,562   $ 377,136
       ------------------------------------------------  ---------   ---------

Net Assets
--------------------------------------------------------------------------------
       Net assets consist of:
       Undistributed net investment income ............        621         911
       Net unrealized appreciation (depreciation)
          on investments ..............................     (7,454)      9,348
       Accumulated net realized gain (loss) ...........       (125)     (2,944)
       Paid-in capital ................................    158,520     369,821
       ------------------------------------------------  ---------   ---------
       Net assets, at market value                       $ 151,562   $ 377,136
       ------------------------------------------------  ---------   ---------

Net Asset Value
--------------------------------------------------------------------------------
       Class A
       Net assets applicable to shares outstanding ....    101,112     111,962
       Shares of beneficial interest outstanding ......      8,807       9,099
       Net Asset Value, redemption price per share
         (net assets / shares outstanding of beneficial
         interest, $.01 par value, unlimited number      ---------   ---------
         of shares authorized) ........................  $   11.48   $   12.30
                                                         ---------   ---------
       Maximum offering price per share (net asset
         value plus 5.26% of net asset value or
         5.00% of offering price for Income
         Portfolio, 5.54% of net asset value or
         5.25% of offering price for Income with
         Growth Portfolio, and 6.10% of net asset
         value or 5.75% of offering price for
         Balanced, Growth with Income,                   ---------   ---------
         and Growth Portfolios) .......................  $   12.08   $   12.98
                                                         ---------   ---------
       Class B
       Net assets applicable to shares outstanding ....     50,450     265,174
       Shares of beneficial interest outstanding ......      4,398      21,598
       Net Asset Value, offering and redemption
         price (subject to contingent deferred
         sales charge) per share (net assets / shares
         outstanding of beneficial interest, $.01 par    ---------   ---------
         value, unlimited number of shares authorized)   $   11.47   $   12.28
                                                         ---------   ---------

    The accompanying notes are an integral part of the financial statements.

                                                                   Growth with
                                                        Balanced     Income       Growth
Assets                                                  Portfolio   Portfolio    Portfolio
------------------------------------------------------------------------------------------
       Investments, at market (for identified cost, see
         accompanying investment portfolios) .......... $ 545,776   $ 351,821    $ 842,513
       Income receivable ..............................        --          --            7
       Receivable for Portfolio shares sold ...........       684         390          941
                                                        ---------   ---------    ---------
       Total assets ...................................   546,460     352,211      843,461

Liabilities
------------------------------------------------------------------------------------------
       Accrued management fee .........................       345         227          497
       Accrued distribution services fee ..............       134         147          250
       Accrued administrative services fee ............       151          50          164
                                                        ---------   ---------    ---------
       Total liabilities ..............................       630         424          911
       ------------------------------------------------ ---------   ---------    ---------
       Net assets, at market value                      $ 545,830   $ 351,787    $ 842,550
       ------------------------------------------------ ---------   ---------    ---------

Net Assets
------------------------------------------------------------------------------------------
       Net assets consist of:
       Undistributed net investment income ............       560       3,610          323
       Net unrealized appreciation (depreciation)
          on investments ..............................     8,613       2,641       (1,477)
       Accumulated net realized gain (loss) ...........    (3,911)     (8,975)       1,650
       Paid-in capital ................................   540,568     354,511      842,054
       ------------------------------------------------ ---------   ---------    ---------
       Net assets, at market value                      $ 545,830   $ 351,787    $ 842,550
       ------------------------------------------------ ---------   ---------    ---------

Net Asset Value
------------------------------------------------------------------------------------------
       Class A
       Net assets applicable to shares outstanding ....   272,660     157,931      401,937
       Shares of beneficial interest outstanding ......    22,399      12,819       31,863
       Net Asset Value, redemption price per share
         (net assets / shares outstanding of beneficial
         interest, $.01 par value, unlimited number     ---------   ---------    ---------
         of shares authorized) ........................ $   12.17   $   12.32    $   12.61
                                                        ---------   ---------    ---------
       Maximum offering price per share (net asset
         value plus 5.26% of net asset value or
         5.00% of offering price for Income
         Portfolio, 5.54% of net asset value or
         5.25% of offering price for Income with
         Growth Portfolio, and 6.10% of net asset
         value or 5.75% of offering price for
         Balanced, Growth with Income,                  ---------   ---------    ---------
         and Growth Portfolios) ....................... $   12.91   $   13.07    $   13.38
                                                        ---------   ---------    ---------
       Class B
       Net assets applicable to shares outstanding ....   273,170     193,856      440,613
       Shares of beneficial interest outstanding ......    22,564      15,800       35,099
       Net Asset Value, offering and redemption
         price (subject to contingent deferred
         sales charge) per share (net assets / shares
         outstanding of beneficial interest, $.01 par   ---------   ---------    ---------
         value, unlimited number of shares authorized)  $   12.11   $   12.27    $   12.55
                                                        ---------   ---------    ---------

    The accompanying notes are an integral part of the financial statements.

Statement of Operations
six months ended October 31, 1999 (Unaudited)

                                                                           Income with
                                                                 Income      Growth
Investment Income                                               Portfolio   Portfolio
--------------------------------------------------------------------------------------
       Income:
       Income distributions from Underlying Funds ............  $   5,588   $   4,353
                                                                ---------   ---------
       Expenses:
       Management fee ........................................        570         680
       Distribution fees -- Class B ..........................        190         388
       Administrative fees -- Class A ........................        127          97
       Administrative fees -- Class B ........................         63         130
       Trustee fees ..........................................      6,399       6,995
                                                                ---------   ---------
       Total expenses before reductions ......................      7,349       8,290
       Expense reductions ....................................     (6,399)     (6,995)
                                                                ---------   ---------
       Expenses net ..........................................        950       1,295
       -------------------------------------------------------  ---------   ---------
       Net investment income                                        4,638       3,058
       -------------------------------------------------------  ---------   ---------

Realized and unrealized gain (loss) on investment transactions
--------------------------------------------------------------------------------

       Net realized gain (loss)
       Investments ...........................................       (125)     (2,959)
       Capital gain distribution from Underlying Funds .......         --          --
                                                                ---------   ---------
                                                                     (125)     (2,959)
                                                                ---------   ---------
       Net unrealized appreciation (depreciation)
          on investments during the period ...................     (8,478)      7,253
       -------------------------------------------------------  ---------   ---------
       Net gain (loss) on investments                              (8,603)      4,294
       -------------------------------------------------------  ---------   ---------

       -------------------------------------------------------  ---------   ---------
       Net increase (decrease) in net assets
          resulting from operations                             $  (3,965)  $   7,352
       -------------------------------------------------------  ---------   ---------

    The accompanying notes are an integral part of the financial statements.

                                                                               Growth with
                                                                   Balanced       Income     Growth
Investment Income                                                  Portfolio    Portfolio   Portfolio
-------------------------------------------------------------------------------------------------------
       Income:
       Income distributions from Underlying Funds ............    $   6,298     $   5,350   $   3,410
                                                                  ---------     ---------   ---------
       Expenses:
       Management fee ........................................        1,204         1,325       1,744
       Distribution fees -- Class B ..........................          682           402         860
       Administrative fees -- Class A ........................          174           308         295
       Administrative fees -- Class B ........................          228           134         287
       Trustee fees ..........................................        7,440         6,929       8,227
                                                                  ---------     ---------   ---------
       Total expenses before reductions ......................        9,728         9,098      11,413
       Expense reductions ....................................       (7,440)       (6,929)     (8,227)
                                                                  ---------     ---------   ---------
       Expenses net ..........................................        2,288         2,169       3,186
       -------------------------------------------------------    ---------     ---------   ---------
       Net investment income                                          4,010         3,181         224
       -------------------------------------------------------    ---------     ---------   ---------

Realized and unrealized gain (loss) on investment transactions
-------------------------------------------------------------------------------------------------------

       Net realized gain (loss)
       Investments ...........................................       (3,942)       (9,029)        966
       Capital gain distribution from Underlying Funds .......           --            --         607
                                                                  ---------     ---------   ---------
                                                                     (3,942)       (9,029)      1,573
                                                                  ---------     ---------   ---------
       Net unrealized appreciation (depreciation)
          on investments during the period ...................        5,312        (1,630)     (8,538)
       -------------------------------------------------------    ---------     ---------   ---------
       Net gain (loss) on investments                                 1,370       (10,659)     (6,965)
       -------------------------------------------------------    ---------     ---------   ---------

       -------------------------------------------------------    ---------     ---------   ---------
       Net increase (decrease) in net assets
          resulting from operations                               $   5,380     $  (7,478)  $  (6,741)
       -------------------------------------------------------    ---------     ---------   ---------

    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Income Portfolio

                                                          Six Months     For the period
                                                            Ended         March 9, 1999
                                                          October 31,   (commencement of
                                                             1999        operations) to
Increase (Decrease) in Net Assets                         (Unaudited)    April 30, 1999
---------------------------------------------------------------------------------------
    Operations:
    Net investment income ...............................  $   4,638        $   1,238
    Net realized gain (loss) ............................       (125)              --
    Net unrealized appreciation (depreciation) on
      investments during the period .....................     (8,478)           1,026
                                                           ---------        ---------
    Net increase (decrease) in net assets
      resulting from operations .........................     (3,965)           2,264
                                                           ---------        ---------
    Distributions to shareholders from net
      investment income (Class A) .......................     (3,639)              --
                                                           ---------        ---------
    Distributions to shareholders from net
      investment income (Class B) .......................     (1,615)              --
                                                           ---------        ---------
    Portfolio share transactions:
    Class A
    Proceeds from shares sold ...........................        614           91,574
    Net asset value of shares issued to
      shareholders in reinvestment of distributions .....      3,639               --
                                                           ---------        ---------
    Net increase in net assets from Class A share
      transactions ......................................      4,253           91,574
                                                           ---------        ---------
    Class B
    Proceeds from shares sold ...........................      1,000           40,075
    Net asset value of shares issued to
      shareholders in reinvestment of distributions .....      1,615               --
                                                           ---------        ---------
    Net increase in net assets from Class B share
      transactions ......................................      2,615           40,075
                                                           ---------        ---------
    Increase (decrease) in net assets ...................     (2,351)         133,913
    Net assets at beginning of period ...................    153,913           20,000
                                                           ---------        ---------
    Net assets at end of period (a) .....................  $ 151,562        $ 153,913
                                                           ---------        ---------
Other Information
-------------------------------------------------------------------------------------
    Increase (decrease) in Portfolio shares
    Class A
    Shares outstanding at beginning of period ...........      8,439              833
                                                           ---------        ---------
    Shares sold .........................................         54            7,606
    Shares issued to shareholders in reinvestment
      of distributions ..................................        314               --
    Shares redeemed .....................................         --               --
                                                           ---------        ---------
    Net increase in Portfolio shares ....................        368            7,606
                                                           ---------        ---------
    Shares outstanding at end of period .................      8,807            8,439
                                                           ---------        ---------
    Class B
    Shares outstanding at beginning of period ...........      4,173              833
                                                           ---------        ---------
    Shares sold .........................................         86            3,340
    Shares issued to shareholders in reinvestment
      of distributions ..................................        139               --
    Shares redeemed .....................................         --               --
                                                           ---------        ---------
    Net increase in Portfolio shares ....................        225            3,340
                                                           ---------        ---------
    Shares outstanding at end of period .................      4,398            4,173
                                                           ---------        ---------
    (a) Includes undistributed net investment income ....  $     621        $   1,238

    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Income with Growth Portfolio

                                                          Six Months     For the period
                                                            Ended         March 9, 1999
                                                          October 31,   (commencement of
                                                             1999        operations) to
Increase (Decrease) in Net Assets                         (Unaudited)    April 30, 1999
---------------------------------------------------------------------------------------
    Operations:
    Net investment income ...............................  $   3,058        $     493
    Net realized gain (loss) ............................     (2,959)              15
    Net unrealized appreciation (depreciation) on
       investments during the period ....................      7,253            2,095
                                                           ---------        ---------
    Net increase in net assets resulting from
       operations .......................................      7,352            2,603
                                                           ---------        ---------
    Distribution to shareholders from net
       investment income (Class A) ......................     (1,324)              --
                                                           ---------        ---------
    Distribution to shareholders from net
       investment income (Class B) ......................     (1,316)              --
                                                           ---------        ---------
    Portfolio share transactions:
    Class A
    Proceeds from shares sold ...........................     58,159           40,711
    Net asset value of shares issued to
      shareholders in reinvestment of distributions .....      1,324               --
    Cost of shares redeemed .............................     (2,263)              --
                                                           ---------        ---------
    Net increase (decrease) in net assets from
       Class A share transactions .......................     57,220           40,711
                                                           ---------        ---------
    Class B
    Proceeds from shares sold ...........................    203,556           47,018
    Net asset value of shares issued to
      shareholders in reinvestment of distributions .....      1,316               --
    Cost of shares redeemed .............................         --               --
                                                           ---------        ---------
    Net increase in net assets from Class B share
       transactions .....................................    204,872           47,018
                                                           ---------        ---------
    Increase (decrease) in net assets ...................    266,804           90,332
    Net assets at beginning of period ...................    110,332           20,000
                                                           ---------        ---------
    Net assets at end of period (a) .....................  $ 377,136        $ 110,332
                                                           ---------        ---------
Other Information
-------------------------------------------------------------------------------------
    Increase (decrease) in Portfolio shares
    Class A
    Shares outstanding at beginning of period ...........      4,223              833
                                                           ---------        ---------
    Shares sold .........................................      4,932            3,390
    Shares issued to shareholders in reinvestment
       of distributions .................................        110               --
    Shares redeemed .....................................       (166)              --
                                                           ---------        ---------
    Net increase in Portfolio shares ....................      4,876            3,390
                                                           ---------        ---------
    Shares outstanding at end of period .................      9,099            4,223
                                                           ---------        ---------
    Class B
    Shares outstanding at beginning of period ...........      4,730              833
                                                           ---------        ---------
    Shares sold .........................................     16,759            3,897
    Shares issued to shareholders in reinvestment
      of distributions ..................................        109               --
    Shares redeemed .....................................         --               --
                                                           ---------        ---------
    Net increase in Portfolio shares ....................     16,868            3,897
                                                           ---------        ---------
    Shares outstanding at end of period .................     21,598            4,730
                                                           ---------        ---------
    (a) Includes undistributed net investment income ....  $     911        $     493

    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Balanced Portfolio

                                                          Six Months     For the period
                                                            Ended         March 9, 1999
                                                          October 31,   (commencement of
                                                             1999        operations) to
Increase (Decrease) in Net Assets                         (Unaudited)    April 30, 1999
---------------------------------------------------------------------------------------
    Operations:
    Net investment income ...............................  $   4,010        $     483
    Net realized gain (loss) ............................     (3,942)              31
    Net unrealized appreciation (depreciation) on
       investments during the period ....................      5,312            3,301
                                                           ---------        ---------
    Net increase in net assets resulting from
       operations .......................................      5,380            3,815
                                                           ---------        ---------
    Distributions to shareholders from net
       investment income (Class A) ......................     (2,287)              --
                                                           ---------        ---------
    Distributions to shareholders from net
       investment income  (Class B) .....................     (1,646)              --
                                                           ---------        ---------
    Portfolio share transactions:
    Class A
    Proceeds from shares sold ...........................    202,363           52,062
    Net asset value of shares issued to
       shareholders in reinvestment of
       distributions ....................................      2,287               --
    Cost of shares redeemed .............................       (121)              --
                                                           ---------        ---------
    Net increase in net assets from Class A share
       transactions .....................................    204,529           52,062
                                                           ---------        ---------
    Class B
    Proceeds from shares sold ...........................    277,697           56,287
    Net asset value of shares issued to
       shareholders in reinvestment of
       distributions ....................................      1,646               --
    Cost of shares redeemed .............................    (71,653)              --
                                                           ---------        ---------
    Net increase in net assets from Class B share
       transactions .....................................    207,690           56,287
                                                           ---------        ---------
    Increase (decrease) in net assets ...................    413,666          112,164
    Net assets at beginning of period ...................    132,164           20,000
                                                           ---------        ---------
    Net assets at end of period (a) .....................  $ 545,830        $ 132,164
                                                           ---------        ---------
Other Information
-----------------------------------------------------------------------     ---------
    Increase (decrease) in Portfolio shares
    Class A
    Shares outstanding at beginning of period ...........      5,153              833
                                                           ---------        ---------
    Shares sold .........................................     17,054            4,320
    Shares issued to shareholders in reinvestment
       of distributions .................................        192               --
    Shares redeemed .....................................         --               --
                                                           ---------        ---------
    Net increase in Portfolio shares ....................     17,246            4,320
                                                           ---------        ---------
    Shares outstanding at end of period .................     22,399            5,153
                                                           ---------        ---------
    Class B
    Shares outstanding at beginning of period ...........      5,471              833
                                                           ---------        ---------
    Shares sold .........................................     22,960            4,638
    Shares issued to shareholders in reinvestment
       of distributions .................................        138               --
    Shares redeemed .....................................     (6,005)              --
                                                           ---------        ---------
    Net increase in Portfolio shares ....................     17,093            4,638
                                                           ---------        ---------
    Shares outstanding at end of period .................     22,564            5,471
                                                           ---------        ---------
    (a) Includes undistributed net investment income ....  $     560        $     483

    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Growth with Income Portfolio

                                                          Six Months     For the period
                                                            Ended         March 9, 1999
                                                          October 31,   (commencement of
                                                             1999        operations) to
Increase (Decrease) in Net Assets                         (Unaudited)    April 30, 1999
---------------------------------------------------------------------------------------
    Operations:
    Net investment income ...............................  $   3,181        $     429
    Net realized gain (loss) ............................     (9,029)              54
    Net unrealized appreciation (depreciation) on
       investments during the period ....................     (1,630)           4,271
                                                           ---------        ---------
    Net increase (decrease) in net assets
       resulting from operations ........................     (7,478)           4,754
                                                           ---------        ---------
    Portfolio share transactions:
    Class A
    Proceeds from shares sold ...........................     80,361          285,996
    Net asset value of shares issued to
       shareholders in reinvestment of
       distributions ....................................         --               --
    Cost of shares redeemed .............................   (213,734)              --
                                                           ---------        ---------
    Net increase (decrease) in net assets from
       Class A share transactions .......................   (133,373)         285,996
                                                           ---------        ---------
    Class B
    Proceeds from shares sold ...........................    139,814           42,074
    Net asset value of shares issued to
       shareholders in reinvestment of
       distributions ....................................         --               --
    Cost of shares redeemed .............................         --               --
                                                           ---------        ---------
    Net increase (decrease) in net assets from
       Class B share transactions .......................    139,814           42,074
                                                           ---------        ---------
    Increase (decrease) in net assets ...................     (1,037)         332,824
    Net assets at beginning of period ...................    352,824           20,000
                                                           ---------        ---------
    Net assets at end of period (a) .....................  $ 351,787        $ 352,824
                                                           ---------        ---------
Other Information
-------------------------------------------------------------------------------------
    Increase (decrease) in Portfolio shares
    Class A
    Shares outstanding at beginning of period ...........     23,615              833
                                                           ---------        ---------
    Shares sold .........................................      6,551           22,782
    Shares issued to shareholders in reinvestment
       of distributions .................................         --               --
    Shares redeemed .....................................    (17,347)              --
                                                           ---------        ---------
    Net increase in Portfolio shares ....................    (10,796)          22,782
                                                           ---------        ---------
    Shares outstanding at end of period .................     12,819           23,615
                                                           ---------        ---------
    Class B
    Shares outstanding at beginning of period ...........      4,334              833
                                                           ---------        ---------
    Shares sold .........................................     11,466            3,501
    Shares issued to shareholders in reinvestment
       of distributions .................................         --               --
    Shares redeemed .....................................         --               --
                                                           ---------        ---------
    Net increase in Portfolio shares ....................     11,466            3,501
                                                           ---------        ---------
    Shares outstanding at end of period .................     15,800            4,334
                                                           ---------        ---------
    (a) Includes undistributed net investment income ....  $   3,610        $     429

    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Growth Portfolio

                                                          Six Months     For the period
                                                            Ended         March 9, 1999
                                                          October 31,   (commencement of
                                                             1999        operations) to
Increase (Decrease) in Net Assets                         (Unaudited)    April 30, 1999
---------------------------------------------------------------------------------------
    Operations:
    Net investment income ...............................  $     224        $      99
    Net realized gain (loss) ............................      1,573               77
    Net unrealized appreciation (depreciation) on
       investments during the period ....................     (8,538)           7,060
                                                           ---------        ---------
    Net increase (decrease) in net assets
       resulting from operations ........................     (6,741)           7,236
                                                           ---------        ---------
    Portfolio share transactions:
    Class A
    Proceeds from shares sold ...........................    317,322           78,322
    Net asset value of shares issued to
       shareholders in reinvestment of
       distributions ....................................         --               --
    Cost of shares redeemed .............................     (1,514)              --
                                                           ---------        ---------
    Net increase in net assets from Class A share
       transactions .....................................    315,808           78,322
                                                           ---------        ---------
    Class B
    Proceeds from shares sold ...........................    490,123           41,375
    Net asset value of shares issued to
       shareholders in reinvestment of
       distributions ....................................         --               --
    Cost of shares redeemed .............................   (103,573)              --
                                                           ---------        ---------
    Net increase in net assets from Class B share
       transactions .....................................    386,550           41,375
                                                           ---------        ---------
    Increase in net assets ..............................    695,617          126,933
    Net assets at beginning of period ...................    146,933           20,000
                                                           ---------        ---------
    Net assets at end of period (a) .....................  $ 842,550        $ 146,933
                                                           ---------        ---------
Other Information
-------------------------------------------------------------------------------------
    Increase (decrease) in Portfolio shares
    Class A
    Shares outstanding at beginning of period ...........      7,200              833
                                                           ---------        ---------
    Shares sold .........................................     24,765            6,367
    Shares issued to shareholders in reinvestment
       of distributions .................................         --               --
    Shares redeemed .....................................       (102)              --
                                                           ---------        ---------
    Net increase in Portfolio shares ....................     24,663            6,367
                                                           ---------        ---------
    Shares outstanding at end of period .................     31,863            7,200
                                                           ---------        ---------
    Class B
    Shares outstanding at beginning of period ...........      4,281              833
                                                           ---------        ---------
    Shares sold .........................................     38,731            3,448
    Shares issued to shareholders in reinvestment
       of distributions .................................         --               --
    Shares redeemed .....................................     (7,913)              --
                                                           ---------        ---------
    Net increase in Portfolio shares ....................     30,818            3,448
                                                           ---------        ---------
    Shares outstanding at end of period .................     35,099            4,281
                                                           ---------        ---------
    (a) Includes undistributed net investment income ....  $     323        $      99

    The accompanying notes are an integral part of the financial statements.

                                   This Page
                                 intentionally
                                  left blank.

Financial Highlights

The following table includes selected data for a share outstanding (a) throughout the period and other performance information derived from the financial statements.

Income Portfolio

                                                         Six Months    For the period
                                                           Ended        March 9, 1999
                                                         October 31,  (commencement of
                                                            1999        operations) to
Class A                                                  (Unaudited)    April 30, 1999
--------------------------------------------------------------------------------------
Net asset value, beginning of period ................    $    12.21      $    12.00
                                                         -----------------------------
Income from investment operations:
Net investment income ...............................           .38             .11
Net realized and unrealized gain (loss) on
   investment transactions ..........................          (.68)            .10
                                                         -----------------------------
Total from investment operations ....................          (.30)            .21
                                                         -----------------------------
Less distributions from net investment income .......          (.43)             --

                                                         -----------------------------
Net asset value, end of period ......................    $    11.48      $    12.21
--------------------------------------------------------------------------------------
Total Return (%) (b) (c) ............................         (2.41)**         1.75**

Ratios and Supplemental Data
Net assets, end of period ($ thousands) .............           101             103
Ratio of operating expenses to average daily net
   assets (%) .......................................          1.00*           1.00*
Ratio of operating expenses before expense
   adjustment to average net assets (%) .............          9.40*           1.00*
Ratio of net investment income to average daily
   net assets (%) ...................................          3.20**           .93**
Portfolio turnover rate (%) .........................           3.5*             --

(a)   Based on average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding (a) throughout the period and other performance information derived from the financial statements.

Income Portfolio

                                                         Six Months    For the period
                                                           Ended        March 9, 1999
                                                         October 31,  (commencement of
                                                            1999        operations) to
Class B                                                  (Unaudited)    April 30, 1999
--------------------------------------------------------------------------------------
Net asset value, beginning of period ................    $    12.19      $    12.00
                                                         -----------------------------
Income from investment operations:
Net investment income ...............................           .33             .12
Net realized and unrealized gain (loss) on
   investment transactions ..........................          (.67)            .07
                                                         -----------------------------
Total from investment operations ....................          (.34)            .19
                                                         -----------------------------
Less distributions from net investment income .......          (.38)             --

                                                         -----------------------------
Net asset value, end of period ......................    $    11.47      $    12.19
--------------------------------------------------------------------------------------
Total Return (%) (b) (c) ............................         (2.80)**         1.58**

Ratios and Supplemental Data
Net assets, end of period ($ thousands) .............            51              51
Ratio of operating expenses to average daily net
   assets (%) .......................................          1.75*           1.75*
Ratio of operating expenses before expense
   adjustment to average net assets (%) .............         10.15*           1.75*
Ratio of net investment income to average daily
   net assets (%) ...................................          2.82**          1.01**
Portfolio turnover rate (%) .........................           3.5*             --

(a)   Based on average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding (a) throughout the period and other performance information derived from the financial statements.

Income with Growth Portfolio

                                                         Six Months    For the period
                                                           Ended        March 9, 1999
                                                         October 31,  (commencement of
                                                            1999        operations) to
Class A                                                  (Unaudited)    April 30, 1999
--------------------------------------------------------------------------------------
Net asset value, beginning of period ................    $    12.32      $    12.00
                                                         -----------------------------
Income from investment operations:
Net investment income ...............................           .24             .07
Net realized and unrealized gain (loss) on
   investment transactions ..........................          (.05)            .26
                                                         -----------------------------
Total from investment operations ....................          (.19)            .33
                                                         -----------------------------
Less distributions from net investment income .......          (.21)             --

                                                         -----------------------------
Net asset value, end of period ......................    $    12.30      $    12.33
--------------------------------------------------------------------------------------
Total Return (%) (b) (c) ............................          1.59**          2.75**

Ratios and Supplemental Data
Net assets, end of period ($ thousands) .............           112              52
Ratio of operating expenses to average daily net
   assets (%) .......................................          1.00*           1.00*
Ratio of operating expenses before expense
   adjustment to average net assets (%) .............          8.71*           1.00*
Ratio of net investment income to average daily
   net assets (%) ...................................          1.93**           .55**
Portfolio turnover rate (%) .........................         144.2*             --

(a)   Based on average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding (a) throughout the period and other performance information derived from the financial statements.

Income with Growth Portfolio

                                                         Six Months    For the period
                                                           Ended        March 9, 1999
                                                         October 31,  (commencement of
                                                            1999        operations) to
Class B                                                  (Unaudited)    April 30, 1999
--------------------------------------------------------------------------------------
Net asset value, beginning of period ................    $    12.33      $    12.00
                                                         -----------------------------
Income from investment operations:
Net investment income ...............................           .16             .05
Net realized and unrealized gain (loss) on
   investment transactions ..........................          (.03)            .27
                                                         -----------------------------
Total from investment operations ....................          (.13)            .32
                                                         -----------------------------
Less distributions from net investment income .......          (.18)             --

                                                         -----------------------------
Net asset value, end of period ......................    $    12.28      $    12.32
--------------------------------------------------------------------------------------
Total Return (%) (b) (c) ............................          1.05**          2.67**

Ratios and Supplemental Data
Net assets, end of period ($ thousands) .............           265              58
Ratio of operating expenses to average daily net
   assets (%) .......................................          1.75*           1.75*
Ratio of operating expenses before expense
   adjustment to average net assets (%) .............          9.46*           1.75*
Ratio of net investment income to average daily
   net assets (%) ...................................          1.53**           .44**
Portfolio turnover rate (%) .........................         144.2*             --

(a)   Based on average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding (a) throughout the period and other performance information derived from the financial statements.

Balanced Portfolio

                                                         Six Months    For the period
                                                           Ended        March 9, 1999
                                                         October 31,  (commencement of
                                                            1999        operations) to
Class A                                                  (Unaudited)    April 30, 1999
--------------------------------------------------------------------------------------
Net asset value, beginning of period ................    $    12.45      $    12.00
                                                         -----------------------------
Income from investment operations:
Net investment income ...............................           .18             .06
Net realized and unrealized gain (loss) on
   investment transactions ..........................          (.29)            .39
                                                         -----------------------------
Total from investment operations ....................          (.11)            .45
                                                         -----------------------------
Less distributions from net investment income .......          (.17)             --

                                                         -----------------------------
Net asset value, end of period ......................    $    12.17      $    12.45
--------------------------------------------------------------------------------------
Total Return (%) (b) (c) ............................          (.86)**         3.75**

Ratios and Supplemental Data
Net assets, end of period ($ thousands) .............           273              64
Ratio of operating expenses to average daily net
   assets (%) .......................................          1.00*           1.00*
Ratio of operating expenses before expense
   adjustment to average net assets (%) .............          5.63*           1.00*
Ratio of net investment income to average daily
   net assets (%) ...................................          1.56**           .52**
Portfolio turnover rate (%) .........................          46.5*             --

(a)   Based on average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding (a) throughout the period and other performance information derived from the financial statements.

Balanced Portfolio

                                                         Six Months    For the period
                                                           Ended        March 9, 1999
                                                         October 31,  (commencement of
                                                            1999        operations) to
Class B                                                  (Unaudited)    April 30, 1999
--------------------------------------------------------------------------------------
Net asset value, beginning of period ................    $    12.43      $    12.00
                                                         -----------------------------
Income from investment operations:
Net investment income ...............................           .12             .05
Net realized and unrealized gain (loss) on
   investment transactions ..........................          (.32)            .38
                                                         -----------------------------
Total from investment operations ....................          (.20)            .43
                                                         -----------------------------
Less distributions from net investment income .......          (.12)             --

                                                         -----------------------------
Net asset value, end of period ......................    $    12.11      $    12.43
--------------------------------------------------------------------------------------
Total Return (%) (b) (c) ............................         (1.60)*          3.58**

Ratios and Supplemental Data
Net assets, end of period ($ thousands) .............           273              68
Ratio of operating expenses to average daily net
   assets (%) .......................................          1.75*           1.75*
Ratio of operating expenses before expense
   adjustment to average net assets (%) .............          6.38*           1.75*
Ratio of net investment income to average daily
   net assets (%) ...................................          1.03**           .40**
Portfolio turnover rate (%) .........................          46.5*             --

(a)   Based on average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding (a) throughout the period and other performance information derived from the financial statements.

Growth with Income Portfolio

                                                         Six Months    For the period
                                                           Ended        March 9, 1999
                                                         October 31,  (commencement of
                                                            1999        operations) to
Class A                                                  (Unaudited)    April 30, 1999
--------------------------------------------------------------------------------------
Net asset value, beginning of period ................    $    12.63      $    12.00
                                                         -----------------------------
Income from investment operations:
Net investment income ...............................           .13             .04
Net realized and unrealized gain (loss) on
   investment transactions ..........................          (.44)            .59
                                                         -----------------------------
Total from investment operations ....................          (.31)            .63
                                                         -----------------------------

                                                         -----------------------------
Net asset value, end of period ......................    $    12.32      $    12.63
--------------------------------------------------------------------------------------
Total Return (%) (b) (c) ............................         (2.45)*          5.25**

Ratios and Supplemental Data
Net assets, end of period ($ thousands) .............           158             298
Ratio of operating expenses to average daily net
   assets (%) .......................................          1.00*           1.00*
Ratio of operating expenses before expense
   adjustment to average net assets (%) .............          4.91*           1.00*
Ratio of net investment income to average daily
   net assets (%) ...................................           .98**           .37**
Portfolio turnover rate (%) .........................         140.1*             --

(a)   Based on average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding (a) throughout the period and other performance information derived from the financial statements.

Growth with Income Portfolio

                                                         Six Months    For the period
                                                           Ended        March 9, 1999
                                                         October 31,  (commencement of
                                                            1999        operations) to
Class B                                                  (Unaudited)    April 30, 1999
--------------------------------------------------------------------------------------
Net asset value, beginning of period ................    $    12.61      $    12.00
                                                         -----------------------------
Income from investment operations:
Net investment income ...............................           .09             .04
Net realized and unrealized gain (loss) on
   investment transactions ..........................          (.43)            .57
                                                         -----------------------------
Total from investment operations ....................          (.34)            .61
                                                         -----------------------------

                                                         -----------------------------
Net asset value, end of period ......................    $    12.27      $    12.61
--------------------------------------------------------------------------------------
Total Return (%) (b) (c) ............................         (2.70)*          5.08**

Ratios and Supplemental Data
Net assets, end of period ($ thousands) .............           194              55
Ratio of operating expenses to average daily net
   assets (%) .......................................          1.75*           1.75*
Ratio of operating expenses before expense
   adjustment to average net assets (%) .............          5.66*           1.75*
Ratio of net investment income to average daily
   net assets (%) ...................................           .73**           .31**
Portfolio turnover rate (%) .........................         140.1*             --

(a)   Based on average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding (a) throughout the period and other performance information derived from the financial statements.

Growth Portfolio

                                                         Six Months    For the period
                                                           Ended        March 9, 1999
                                                         October 31,  (commencement of
                                                            1999        operations) to
Class A                                                  (Unaudited)    April 30, 1999
--------------------------------------------------------------------------------------
Net asset value, beginning of period ................    $    12.80      $    12.00
                                                         -----------------------------
Income from investment operations:
Net investment income ...............................           .01             .01
Net realized and unrealized gain (loss) on
   investment transactions ..........................          (.20)            .79
                                                         -----------------------------
Total from investment operations ....................          (.19)            .80
                                                         -----------------------------

                                                         -----------------------------
Net asset value, end of period ......................    $    12.61      $    12.80
--------------------------------------------------------------------------------------
Total Return (%) (b) (c) ............................         (1.48)*          6.67**

Ratios and Supplemental Data
Net assets, end of period ($ thousands) .............           402              92
Ratio of operating expenses to average daily net
   assets (%) .......................................          1.00*           1.00*
Ratio of operating expenses before expense
   adjustment to average net assets (%) .............          4.53*           1.00*
Ratio of net investment income to average daily
   net assets (%) ...................................           .12**           .12**
Portfolio turnover rate (%) .........................          45.8*             --

(a)   Based on average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding (a) throughout the period and other performance information derived from the financial statements.

Growth Portfolio

                                                         Six Months    For the period
                                                           Ended        March 9, 1999
                                                         October 31,  (commencement of
                                                            1999        operations) to
Class B                                                  (Unaudited)    April 30, 1999
--------------------------------------------------------------------------------------
Net asset value, beginning of period ................    $    12.79      $    12.00
                                                         -----------------------------
Income from investment operations:
Net investment income ...............................          (.00)            .01
Net realized and unrealized gain (loss) on
   investment transactions ..........................          (.24)            .78
                                                         -----------------------------
Total from investment operations ....................          (.24)            .79
                                                         -----------------------------

                                                         -----------------------------
Net asset value, end of period ......................    $    12.55      $    12.79
--------------------------------------------------------------------------------------
Total Return (%) (b) (c) ............................         (1.88)*          6.58**

Ratios and Supplemental Data
Net assets, end of period ($ thousands) .............           441              55
Ratio of operating expenses to average daily net
   assets (%) .......................................          1.75*           1.75*
Ratio of operating expenses before expense
   adjustment to average net assets (%) .............          5.28*           1.75*
Ratio of net investment income to average daily
   net assets (%) ...................................          (.03)**          .06**
Portfolio turnover rate (%) .........................          45.8*             --

(a)   Based on average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Farmers Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust is composed of five separate diversified portfolios: Income, Income with Growth, Balanced, Growth with Income and Growth Portfolios (the "Portfolios"). These Portfolios invest primarily in existing mutual funds (the "Underlying Funds") that are either affiliated with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser") or are unaffiliated.

The Portfolios offer multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class. Class B shares differ from Class A only with respect to the 12b-1 distribution expenses borne by Class B shares. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Portfolio have equal rights with respect to voting subject to class specific arrangements.

The Portfolios' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments in the Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange. Short-term securities purchased with an original maturity of sixty days or less are valued at amortized cost.

Federal Income Taxes. Each Portfolio is treated as a single corporate taxpayer, as provided for in the Internal Revenue Code of 1986, as amended. It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Portfolios paid no federal income taxes and no provision for federal income taxes was required.

Distribution of Income and Gains. Distributions from net investment income from the Income, Income with Growth, and Balanced Portfolios are declared and paid quarterly and distributions of net realized gains are made annually. Distributions of net investment income and net realized gains from the Growth with Income and Growth Portfolio are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolios may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolios.

Other. Investment security transactions are accounted for on a trade date basis. Distributions of income and capital gains from the Underlying Funds and distributions to shareholders are recorded on the ex-dividend date. Income is recorded on the accrual basis.

B. Related Parties

Management Agreement. Under the Management Agreement (the "Agreement"), each Portfolio pays the Adviser an annual fee of 0.75% of average daily net assets of that Portfolio. The Agreements between each Portfolio and the Adviser require that the Adviser provide investment management services and pay all ordinary expenses of the Portfolios, except distribution fees, administrative fees, interest, taxes, brokerage commissions, all compensation and expenses of Trustees (other than those affiliated with the Adviser) and extraordinary expenses. In addition the Adviser has agreed to reimburse each Portfolio for all compensation and expenses of Trustee, other than those being deferred or waived, until such time that each Portfolio reaches $50,000,000 in assets. During the period ended October 31, 1999, the Trustees fees were as follows:

                                      Trustee
                                    fees waived
                                      Trustee     by Trustees   Reimbursed by
      Portfolio                      fees ($)        ($)         Adviser ($)
      -----------------------------------------------------------------------
      Income                          6,399         1,600          4,799
      Income with Growth              6,995         1,600          5,395
      Balanced                        7,440         1,600          5,840
      Growth with Income              6,929         1,600          5,329
      Growth                          8,227         1,600          6,627

The Adviser also receives management fees from managing the affiliated Underlying Funds in which each Portfolio invests. Each affiliated Underlying Fund pays the Adviser a management fee as determined by the Investment Agreement between each Underlying Fund and the Adviser.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments within the set limits may represent a significant portion of an Underlying Fund's net assets. At October 31, 1999, none of the Portfolios held more than 5% of an Underlying Fund's outstanding shares.

Distribution Service Agreement: In accordance with Rule 12b-1 under the Investment Act of 1940, as amended, Kemper Distributors, Inc. ("KDI"), a subsidiary of the Adviser, receives a fee of 0.75% of average daily net assets of Class B. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B shares of each Portfolio. In addition, KDI receives any contingent deferred sales charge
(CDSC) from redemptions of Class B shares of each Portfolio. For the period ended October 31, 1999, there was no CDSC incurred by Class B shareholders of each Portfolio payable to KDI and the distribution fees were as follows:

                                                 Distribution
                                               fees received by
      Portfolio                                    KDI ($)
      ---------------------------------------------------------------
      Income                                         190
      Income with Growth                             388
      Balanced                                       682
      Growth with Income                             402
      Growth                                         860

Administrative Service Fees: The Trust has an administrative services agreement with KDI. For providing information and administrative services to Classes A and B shareholders, each Portfolio pays KDI a fee at an annual rate of up to 0.25% of average daily net assets for each such class. KDI in turn has various agreements with other firms to provide these services and pays each such firm a fee based upon the assets for Class A and Class B shares maintained and serviced by the firm. Firms to which service fees may be paid include broker-dealers affiliated with KDI. During the period ended October 31, 1999, the administrative service fees (ASF) were as follows:

                                                 ASF incurred
                                                    by the
      Portfolio                                  Portfolio ($)
      ---------------------------------------------------------------
      Income                                         190
      Income with Growth                             227
      Balanced                                       402
      Growth with Income                             442
      Growth                                         582

Officers and Trustees

Kathryn L. Quirk*
  Chairperson, Assistant Secretary and Trustee

Dr. Rosita P. Chang
  Trustee; Professor of Finance,
  University of Rhode Island

Edgar R. Fiedler
  Trustee; Senior Fellow and Economic Counsellor,
  The Conference Board, Inc.

Dr. J. D. Hammond
  Trustee; Dean, Smeal College of Business Administration,
  Pennsylvania State University

Richard M. Hunt
  Trustee; University Marshal and Senior Lecturer,
  Harvard University

Paul Secord
  President, Farmers Investment Trust

Philip Fortuna*
  Vice President

Ann M. McCreary*
  Vice President

John Millette*
  Vice President and Secretary

John R. Hebble*
  Treasurer

Caroline Pearson*
  Assistant Secretary

* Scudder Kemper Investments, Inc.

Farmers Financial Solutions -- helping you get to where you want to be.

Working with your Farmers agent* to better understand your financial needs, clarify your goals, and develop steps you can take towards those goals.

*The securities are offered through your agent, a registered representative of Investors Brokerage Services, Inc.

Scudder Kemper Investments, Inc. is the adviser to Farmers Mutual Fund Portfolios. Scudder Kemper Investments has over 80 years of money management experience and offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined long-term investment strategies. Scudder Kemper Investments manages more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

Kemper Distributors, Inc. is the principal underwriter of Farmers Mutual Fund Portfolios.

Farmers Financial Services is not a separate entity and neither it nor Farmers is engaged in the business of providing investment advice and is not registered as an investment adviser or broker/dealer under the federal securities laws.

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